Walthausen Small Cap Value Fund |
Investment Objective
The Walthausen Small Cap Value Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - -	Institutional	Investor
Sales Charge (Load) Imposed on Purchases	none	none
Deferred Sales Charge (Load)	none	none
Sales Charge (Load) Imposed on Reinvested Dividends	none	none
REDEMPTION FEES (as a percentage of the amount redeemed) On shares sold after holding them for 90 days or less	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment
Annual Fund Operating Expenses - -		Institutional	Investor
Management Fees		1.00%	1.00%
Distribution 12b-1 Fees		none	none
Other Expenses		0.37%	0.27%
Total Annual Fund Operating Expenses		1.37%	1.27%
Fee Waiver / Expense Reimbursement	[1]	(0.39%)	(0.06%)
Net Expenses (as a percentage of Assets)		0.98%	1.21%
[1]	The Advisor has contractually agreed to waive Services Agreement fees and Management Fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares and Investor Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% and 1.21% respectively, of its average daily net assets through May 31, 2020. The Advisor may not terminate the fee waiver before May 31, 2020. The Trustees may terminate the expense waiver upon notice to the Advisor.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional	100	395	713	1,612
Investor	123	397	691	1,529

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45.51% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Fund invests primarily in common stocks of small capitalization companies that the Advisor believes have the potential for capital appreciation. Small capitalization companies are defined as those with market capitalizations of $2 billion or less at the time of purchase. Under normal circumstances, the Fund will invest at least 80% of its net assets plus any borrowing for investment purposes in common stocks of small capitalization companies, as defined above. The Fund emphasizes a “value” investment style, investing in companies that appear under-priced according to certain financial measurements of their worth or business prospects.

The Principal Risks of Investing in the Fund

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Advisor to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years and since inception compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Returns and performance below are for the Investor Class shares. Because the Investor Class has higher expenses than the Institutional Class, its performance typically would have been lower than that of the Institutional Class. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

The year-to-date return as of March 31, 2019 was 12.39% for the Investor Class. Best Quarter (September 30, 2009) +29.66% Worst Quarter (September 30, 2011) -21.59%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/18
Average Annual Total Returns - - -	1 Year	5 Years	10 Years
Investor	(19.05%)	1.24%	13.70%
Investor | After Taxes on Distributions	(21.48%)	(0.88%)	12.24%
Investor | After Taxes on Distributions and Sales	(9.56%)	0.83%	11.44%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	(12.86%)	3.61%	10.40%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.